Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets, Net	Intangible Assets, Net:
Intangible assets, net consisted of the following as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,519	$(1,560)	$959
Internally developed software	7,773	(3,907)	3,866
External software licenses	263	(142)	121
Total	$10,555	$(5,609)	$4,946

	As of December 31, 2025
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,226	$(1,383)	$843
Internally developed software	7,586	(3,352)	4,234
External software licenses	180	(129)	51
Total	$9,992	$(4,864)	$5,128
For the three months ended June 30, 2026 and 2025, the Company recognized amortization expense of $490 and $332, respectively. For the six months ended June 30, 2026 and 2025, the Company recognized amortization expense of $955 and $662, respectively.